Annual Total Returns (Vanguard Pennsylvania Tax-Exempt Money Market Fund - Investor Shares Retail) (Vanguard Pennsylvania Tax-Exempt Money Market Fund, Vanguard Pennsylvania Tax-Exempt Money Market Fund - Investor Shares)
12 Months Ended
Nov. 30, 2013
Vanguard Pennsylvania Tax-Exempt Money Market Fund | Vanguard Pennsylvania Tax-Exempt Money Market Fund - Investor Shares
Annual Total Return
2013	0.01%
2012	0.03%
2011	0.05%
2010	0.12%
2009	0.41%
2008	2.24%
2007	3.61%
2006	3.37%
2005	2.32%
2004	1.10%